Dividend	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Dividend
31.	Dividend
The dividends paid by the
Parent
in 2021, 2022 and 2023 were
￦
326,487 million (
￦
1,350 per share),
￦
450,394 million (
￦
1,910 per share),
￦
501,844 million (
￦
1,960 per share), respectively. A dividend in respect of the year ended December 31, 2023, of
￦
1,960 per share, amounting to a total dividend of
￦
482,970 million, is to be proposed at the shareholders’ meeting on March 28, 2024.